Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Buildings	2,721,086	3,757,078	544,725
Data center equipment	4,607,321	8,230,103	1,193,253
Furniture and office equipment	17,086	37,300	5,408
Computers and network equipment	14,858	37,187	5,392
Motor vehicles	10,001	13,592	1,971
Purchased software	12,763	15,816	2,293
Leasehold improvements	48,674	262,717	38,090
Construction in progress	3,218,617	3,181,221	461,233
	10,650,406	15,535,014	2,252,365
Less: accumulated depreciation	(1,222,815)	(2,082,376)	(301,916)
Impairment	—	(83,482)	(12,104)
Property and equipment, net	9,427,591	13,369,156	1,938,345

Depreciation expense for the years ended December 31, 2020, 2021 and 2022 was RMB369,686, RMB543,597 and RMB817,289 (US$118,496), respectively.

For the year ended December 31, 2022, RMB83,482 (US$12,104) of impairment charges were recognized on property and equipment and included in “General and administrative expense” in the consolidated statement of comprehensive income, which mainly represented the one-off impairment of assets related to the Group’s manufacture operation in the fourth quarter of 2022 as a result of the Group’s decision of not to continue with such operation and concentrate on core IDC business. The Group performed an impairment assessment of the relevant long-lived assets based on unadjusted quoted price observable in the marketplace (Level 2), and the fair value of these assets were RMB51,223 and impairment loss were recognized for the amount of its carrying amount exceeding the fair value.